Income Taxes - Loss Before Income Tax (Details) - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (Loss) Before Tax [Line Items]
Domestic			$ (316,252)	$ (238,533)	$ (251,950)
Foreign			(12,269)	(1,066)	(1,407)
Loss before income taxes	$ (176,465)	$ (106,310)	$ (328,521)	$ (239,599)	$ (253,357)